Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance
(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.